Debt - Summary Of Maturities Of Debt Instrument Carrying Amount (Detail) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
2021	$ 6,412
2022	6,412
2023	6,412
2024	875,163
2025	0
Total	$ 894,399	$ 624,577